Interest-bearing Financial Liabilities - Summary of Interest-bearing Financial Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 27 and 28)	₱ 243,152	₱ 217,288
Current portion of interest-bearing financial liabilities:
Long-term and short-term debt maturing within one year (Notes 27 and 28)	11,646	32,292
Borrowings	₱ 254,798	₱ 249,580